Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income Taxes [Line Items]
National Corporate tax		30.00%	30.00%	30.00%	30.00%
Inhabitant tax		6.00%	6.00%	6.00%	6.00%
Enterprise tax		8.00%	8.00%	8.00%	8.00%
Statutory income tax rate		40.90%	40.90%	40.90%	40.90%
Revised Japanese tax code to reduce taxes on dividends of foreign subsidiaries	95.00%
Net changes in total valuation allowance		$ (193)	¥ (16,052)	¥ (1,789)	¥ 3,070
Net operating loss carryforwards		$ 1,665	¥ 138,428